Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Current Assets [Line Items]
Other current assets
Note
7-Other
current assets
Other current assets consist of the following as of December 31, 2024, and 2023:

	December 31, 2024	December 31, 2023
Employee Retention Tax Credit	$214,699	$334,443
NIH Grant Receivable	222,702	—
Clinical trial deposit	204,955	—
Other current assets	316,352	159,326

	$958,708	$493,769

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Other Current Assets [Line Items]
Other current assets
Note 6-Other current assets
Other current assets consist of the following as of June 30, 2025, and December 31, 2024:

	June 30, 2025	December 31, 2024
Employee Retention Tax Credit	$214,699	$214,699
NIH Grant Receivable	194,670	222,702
Clinical trial deposit	204,955	204,955
Other current assets	414,764	316,352

	$1,029,088	$958,708